Goodwill - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 Timaq Medical Imaging USD ($)	Dec. 31, 2011 Timaq Medical Imaging CHF	Nov. 05, 2010 Timaq Medical Imaging USD ($)	Nov. 05, 2010 Timaq Medical Imaging CHF	May 17, 2010 Timaq Medical Imaging USD ($)	May 17, 2010 Timaq Medical Imaging CHF	Nov. 05, 2010 Timaq Medical Imaging Maximum CHF	May 17, 2010 Timaq Medical Imaging Maximum USD ($)	May 17, 2010 Timaq Medical Imaging Maximum CHF	Dec. 31, 2011 Firecrest Clinical Limited USD ($)	Dec. 31, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Dec. 31, 2011 Oxford Outcomes Limited USD ($)	Dec. 31, 2011 Oxford Outcomes Limited GBP (£)	Jul. 31, 2011 Oxford Outcomes Limited USD ($)	Jul. 31, 2011 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option USD ($)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Oct. 20, 2011 Oxford Outcomes Limited Put and call option USD ($)	Oct. 20, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option Maximum USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option Maximum GBP (£)	Sep. 03, 2010 Healthcare Discoveries Inc USD ($)	Feb. 11, 2008 Healthcare Discoveries Inc USD ($)	Dec. 31, 2008 Healthcare Discoveries Inc Maximum USD ($)
Goodwill [Line Items]
Cash consideration					$ 1.2	1.3						$ 24.1	€ 17.0									$ 27.6	£ 17.8							$ 6.0	£ 3.8				$ 11.1
First element of additional consideration paid	0.6	0.6																5.1	3.3															2.2
Percentage of common stock acquired												100.00%	100.00%									80.00%	80.00%												100.00%
Potential additional consideration	0.3	0.3					2.0	2.6	2.9					46.8	33.0	1.2	0.8							10.1	6.5							2.3	1.5			10.0
Deferred payments to selling shareholders			0.3	0.3
Cash paid																												6.0	3.8
Accrual in respect performance milestones					2.6	2.9				40.6	31.3					4.9	3.2									1.2	0.8
Additional amount Company paid on completion of review																				5.1	3.3
Amounts due in respect of the performance milestones to the selling shareholders																												1.1	0.7
Accrual amount released in respect to performance milestones	$ 1.7	2.0